S000052307 [Member] Average Annual Total Returns - UBS Prime Preferred Fund	12 Months Ended	60 Months Ended	107 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.51%	2.03%
Performance Inception Date			Jan. 19, 2016